OTHER PAYABLES AND ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

12. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of
	September 30, 2022	December 31, 2021

Professional fees	$118,938	$436,541
Promotion expenses	43,437	46,760
Payroll	23,641	22,669
Commissions	307,563	219,721
Tax penalty	75,000	75,000
Deferred Income	15,527	-
Others	32,202	57,664
Total	$616,308	$858,355

Certain amounts have been reclassified to conform to current period presentation.

13. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2021	2020
Professional fees	$436,541	$297,636
Promotion expenses	36,024	37,433
Payroll	22,669	23,976
Commission	219,721	224,711
Others	143,400	63,921

Total	$858,355	$647,677